BASIS OF PREPARATION AND MATERIAL ACCOUNTING POLICY INFORMATION - Revenue and Expense Recognition (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Energy derivative contracts
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase (decrease) in revenues	$ 94	$ 119	$ (146)
Renewable Credits | Goods or services transferred at point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 323	$ 250	$ 263